Related-Parties Transactions (Tables)	12 Months Ended
May 31, 2025
Balances and Transaction with Related Parties
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2024	2025	2024	2025
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	1,399	3,273	313	403
Beijing Edutainment World Education Technology Co., Ltd (“Edutainment World”)	(2)	Long-term investee	2,944	3,070	238	—
Others			60	224	—	2

Total			4,403	6,567	551	405

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2024	2025
			US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	3,130	1,908
Thaiwoo Management	(3)	Equity method investee	—	6,390
Others			4,143	4,166

Total			7,273	12,464

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	8,387	10,896	13,160

			Revenues For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Edutainment World	(2)	Long-term investee	2,098	251	—
Metropolis	(1)	Company controlled by Mr. Yu	—	—	185

Total			2,098	251	185

			Loans provided to related parties For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Thaiwoo Management	(3)	Equity method investee	—	—	6,371
Others			2,387	1,388	—

Total			2,387	1,388	6,371

			Cost For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	513	—	—
Edutainment World	(2)	Long-term investee	1,253	48	5
Others			—	—	35

Total			1,766	48	40